Property, plant and equipment - Addtional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	€ 28.3	€ 2.7